Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,544,426)	$ (3,800,392)
Adjustments to reconcile net loss to net cash used in operating activities:
Franchise tax fees	(9,450)	9,450
Bad debt expense	25,000
Accretion expense	2,778	2,778
Conversion of January 2022 SPA	1,125,000
Debt discount - OID	(140,000)
Amortization of debt discount	473,240	1,218,951
Write-off of January 2022 SPA receivable		80,000
Imputed interest		89,237
Stock-based compensation	1,044,261	6,202
Penalty fees		1,322,933
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(123,417)	(13,846)
Accounts payable and accrued liabilities	110,180	582,543
Net cash used in operating activities	(4,036,834)	(502,144)
CASH FLOWS FROM INVESTING ACTIVITIES:
Other capital expenditures for unproved oil and gas properties	(362,022)
Drilling costs for exploratory well	(3,749,488)
Advances to operators	1,900,000
Due to operators	21,651
Net cash used in investing activities	(2,189,859)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	738,659	60,543
Proceeds from notes payable – investors		4,820,000
Repayment of notes payable	(1,472,512)	(2,920,000)
Proceeds from issuance of common stock in IPO	6,000,000
Cash paid for debt issuance costs	(350,320)	(575,438)
Proceeds from exercise of warrants, net	1,812,635
Cash paid for deferred offering costs	(1,013,493)	(888,190)
Proceeds from convertible note (Tranche #1)	2,000,000
Net cash provided by financing activities	7,714,969	496,915
NET CHANGE IN CASH	1,488,276	(5,229)
Cash - Beginning of period	73,648	78,877
Cash - End of period	1,561,924	73,648
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Issuance of warrants	$ 332,630	$ 1,108,974
Issuance of RSUs	213	30
Issuance of common stock for warrants that can be exercised per the Resale S-1/A	$ 120
Issuance of pre-funded warrants	$ 4,000